Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Securities sold under agreements to repurchase and federal funds purchased	$ 242,029	$ 244,168
Federal Home Loan Bank advances	0	100,000
Total short-term borrowings	242,029	344,168
Repurchase agreements and Federal Funds Purchased
Short-term Debt [Line Items]
Total short-term borrowings	242,029	244,168
Highest month-end balance	280,863	302,946
Average daily balance	251,868	257,341
Weighted-average interest rate:
As of year-end	0.19%	0.23%
Paid during the year	0.21%	0.26%
FHLB Advances
Short-term Debt [Line Items]
Total short-term borrowings	0	100,000
Highest month-end balance	0	100,000
Average daily balance	$ 1,255	$ 1,320
Weighted-average interest rate:
As of year-end	0.00%	0.38%
Paid during the year	0.41%	0.28%